LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
LOSS PER SHARE
Schedule of computation of basic and diluted loss per common share

	For the Six Months Ended
	June 30,
	2026	2025
Net Loss	$(19,221,741)	$(4,175,903)

Weighted average number of ordinary share outstanding
Basic and Diluted	4,924,542	1,534,487

Loss per share
Basic and Diluted	$(3.90)	$(2.72)